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July 31, 2006


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


ATTN:    Ms. Patsy Mengiste
         Document Control - EDGAR

RE:      RiverSource Income Series, Inc.
              RiverSource Income Builder Basic Income Fund
              RiverSource Income Builder Moderate Income Fund
              RiverSource Income Builder Enhanced Income Fund
         Post-Effective Amendment No. 101
         File Nos. 2-10700/811-499
         Accession Number: 0001068800-06-000606

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 101 (Amendment). This Amendment was filed electronically on July 25, 2006.

If you have any questions regarding this filing, please contact either Simone Pepper at (612) 671-2847 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
---------------------------
    Christopher O. Petersen
    Vice President and Group Counsel
    Ameriprise Financial, Inc.